Schedule of Consolidated Financial Statements (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		¥ 133,117	¥ 243,392	¥ 149,952
Short-term investment		71,494	21,474
Accounts receivable, net		639,233	466,066
Prepayments and other current assets		52,912	49,321
Total current assets		896,756	780,253
Non-current assets:
Restricted cash		5,000	5,000
Property, equipment and leasehold improvement, net		2,479	1,667
Intangible assets, net		7,000	8,050
Right-of-use assets		10,021	10,249
Goodwill		84,609	84,609
Total non-current assets		113,017	113,724
TOTAL ASSETS		1,009,773	893,977
Current liabilities:
Accounts payable		467,552	316,868
Short-term borrowings	[1]	15,000	20,000
Contract liabilities		3,274	4,295		¥ 900
Salary and welfare benefits payable		73,313	73,609
Tax payable		875	950
Accrued expenses and other current liabilities		23,452	25,759
Short-term lease liabilities		4,730	3,951
Total current liabilities		646,998	501,533
Non-current liabilities:
Deferred tax liabilities		1,750	2,013
Long-term lease liabilities		4,485	5,398
Deferred revenue		1,432	1,432
Total non-current liabilities		10,588	14,262
TOTAL LIABILITIES		657,586	515,795
Related Party [Member]
Current liabilities:
Amounts due to intra-Group companies		58,801	55,251
Subsidiaries [Member]
Current assets:
Cash and cash equivalents		70,463	86,330
Short-term investment		226	226
Accounts receivable, net		528,942	445,941
Prepayments and other current assets		47,857	41,695
Total current assets		650,656	578,767
Non-current assets:
Restricted cash		5,000	5,000
Property, equipment and leasehold improvement, net		2,197	1,221
Intangible assets, net		7,000	8,050
Right-of-use assets		8,305	7,067
Goodwill		84,609	84,609
Total non-current assets		107,111	105,947
TOTAL ASSETS		757,767	684,714
Current liabilities:
Accounts payable		342,720	283,547
Short-term borrowings		5,000	10,000
Contract liabilities		3	626
Salary and welfare benefits payable		56,344	57,878
Tax payable		519	624
Accrued expenses and other current liabilities		14,360	11,504
Short-term lease liabilities		3,363	2,304
Total current liabilities		652,602	580,382
Non-current liabilities:
Deferred tax liabilities		1,750	2,013
Long-term lease liabilities		4,485	4,550
Deferred revenue		1,432	1,432
Total non-current liabilities		243,959	252,466
TOTAL LIABILITIES		896,561	832,848
Subsidiaries [Member] | Intra Group Companies [Member]
Current assets:
Amounts due from intra-Group companies		3,168	4,575
Current liabilities:
Amounts due to intra-Group companies		171,492	158,648
Non-current liabilities:
Amounts due to intra-Group companies		236,292	244,471
Subsidiaries [Member] | Related Party [Member]
Current liabilities:
Amounts due to intra-Group companies		¥ 58,801	¥ 55,251

[1]	On June 14, 2023, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 13, 2025 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB4.0 million and RMB6.0 million on June 29, 2023, respectively. The loans of RMB 4.0 million and RMB6.0 million were repaid on June 13, 2024. There are no financial covenants for the credit facility.